Merger Agreement with Molecular Templates - Additional Information (Detail) - USD ($)	Jun. 23, 2017	Mar. 16, 2017	Mar. 24, 2017
Longitude
Business Acquisition [Line Items]
Commitment to purchase equity securities under equity commitment letter		$ 20,000,000
Amount of additional equity commitments to be secured for equity commitment letter		20,000,000
Maximum commitment to purchase equity securities aggregate equity commitment letter		$ 40,000,000
Takeda Pharmaceutical [Member] | Subsequent Event
Business Acquisition [Line Items]
Maximum value of Common shares to be purchased as per the equity financing agreement	$ 20,000,000
Maximum percentage of outstanding shares to be owned as per the equity financing agreement	19.00%
Merger Agreement | Molecular Templates Inc
Business Acquisition [Line Items]
Molecular Templates equity holders ownership interest		65.60%
Termination fee		$ 800,000
Merger Agreement | Molecular Templates Inc | Minimum
Business Acquisition [Line Items]
Amount of qualified financing contingent for repayment of promissory note		10,000,000
Merger Agreement | Molecular Templates Inc | Notes
Business Acquisition [Line Items]
Aggregate principal amount		$ 4,000,000
Principal amount			$ 2,000,000